Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 5,550	$ 5,554
Accumulated depreciation and amortization	(4,772)	(4,400)
Total property and equipment, net	778	1,154
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	441	441
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	1,832	1,811
Software
Property, Plant and Equipment [Line Items]
Total property and equipment	2,135	2,135
Vehicles and machinery
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,142	$ 1,167